LEASES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
LEASES
Lease, Cost	¥ 21,797	$ 3,160	¥ 22,147	¥ 11,432
Operating Lease, Cost	21,567	3,127	21,755	11,297
Short-term Lease, Cost	230	33	392	135
Cash payments for operating leases	¥ 24,795	$ 3,595	¥ 21,598	¥ 10,463
Operating Lease, Weighted Average Remaining Lease Term	1 year 1 month 13 days	1 year 1 month 13 days	1 year 10 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	7.75%	7.75%	7.54%